Guarantor Financial Information - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net product sales	$ 1,913,731	$ 1,683,132	$ 1,472,403
Services revenue	876,518	679,922	662,185
Net product sales and services revenue	2,790,249	2,363,054	2,134,588
License and royalty revenue	28,576	23,473	20,759
Net revenue	2,818,825	2,386,527	2,155,347
Cost of net product sales	932,150	795,424	688,325
Cost of services revenue	450,999	338,232	325,286
Cost of net product sales and services revenue	1,383,149	1,133,656	1,013,611
Cost of license and royalty revenue	7,354	7,036	7,149
Cost of net revenue	1,390,503	1,140,692	1,020,760
Gross profit (loss)	1,428,322	1,245,835	1,134,587
Operating expenses:
Research and development	183,001	150,165	133,278
Sales and marketing	643,423	565,583	499,124
General and administrative	492,766	399,330	446,917
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	109,132	(252,855)	(951,089)
Interest expense, including amortization of original issue discounts and deferred financing costs	(240,560)	(203,971)	(139,435)
Other income (expense), net	9,957	1,883	22,738
Gain on sale of joint venture interest		288,896
Loss from continuing operations before benefit for income taxes	(121,471)	(166,047)	(1,067,786)
Provision (benefit) for income taxes	(30,319)	(24,214)	(29,931)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(91,152)	(141,833)	(1,037,855)
Equity in earnings of subsidiaries, net of tax
Equity earnings (losses) of unconsolidated entities, net of tax	13,245	8,524	10,566
Loss from continuing operations	(77,907)	(133,309)	(1,027,289)
Income from discontinued operations, net of tax			11,397
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	(78,182)	(133,542)	(1,017,310)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net income (loss) available to common stockholders	(99,475)	(131,655)	(1,041,545)
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	0	0
Services revenue	0	0
Net product sales and services revenue	0	0
License and royalty revenue	0	0
Net revenue	0	0
Cost of net product sales	6,040	3,651	166
Cost of services revenue
Cost of net product sales and services revenue	6,040	3,651	166
Cost of license and royalty revenue
Cost of net revenue	6,040	3,651	166
Gross profit (loss)	(6,040)	(3,651)	(166)
Operating expenses:
Research and development	24,593	20,182	20,936
Sales and marketing	4,414	4,091	3,001
General and administrative	52,079	48,891	46,982
Goodwill impairment charge
Operating income (loss)	(87,126)	(76,815)	(71,085)
Interest expense, including amortization of original issue discounts and deferred financing costs	(236,320)	(156,948)	(76,179)
Other income (expense), net	(16,655)	(8,813)	10,304
Gain on sale of joint venture interest		16,309
Loss from continuing operations before benefit for income taxes	(340,101)	(226,267)	(136,960)
Provision (benefit) for income taxes	(111,595)	(67,482)	(58,592)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(228,506)	(158,785)	(78,368)
Equity in earnings of subsidiaries, net of tax	148,394	23,524	(940,121)
Equity earnings (losses) of unconsolidated entities, net of tax	2,205	1,952	2,023
Loss from continuing operations			(1,016,466)
Income from discontinued operations, net of tax			574
Net income (loss)	(77,907)	(133,309)	(1,015,892)
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	(77,907)	(133,309)	(1,015,892)
Preferred stock dividends	(21,293)	(22,049)	(24,235)
Preferred stock repurchase		23,936
Net income (loss) available to common stockholders	(99,200)	(131,422)	(1,040,127)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	869,245	900,853	843,542
Services revenue	810,362	613,310	608,482
Net product sales and services revenue	1,679,607	1,514,163	1,452,024
License and royalty revenue	18,848	10,280	10,003
Net revenue	1,698,455	1,524,443	1,462,027
Cost of net product sales	419,815	410,903	396,325
Cost of services revenue	426,291	312,098	304,270
Cost of net product sales and services revenue	846,106	723,001	700,595
Cost of license and royalty revenue	28	3	66
Cost of net revenue	846,134	723,004	700,661
Gross profit (loss)	852,321	801,439	761,366
Operating expenses:
Research and development	70,478	69,292	68,862
Sales and marketing	345,717	336,297	316,884
General and administrative	250,784	228,871	234,307
Goodwill impairment charge		383,612	1,006,357
Operating income (loss)	185,342	(216,633)	(865,044)
Interest expense, including amortization of original issue discounts and deferred financing costs	(39,574)	(100,636)	(135,312)
Other income (expense), net	40,479	54,186	69,938
Gain on sale of joint venture interest
Loss from continuing operations before benefit for income taxes	186,247	(263,083)	(930,418)
Provision (benefit) for income taxes	57,688	20,402	9,059
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	128,559	(283,485)	(939,477)
Equity in earnings of subsidiaries, net of tax	(1,574)	1,530
Equity earnings (losses) of unconsolidated entities, net of tax
Loss from continuing operations			(939,477)
Income from discontinued operations, net of tax			9,727
Net income (loss)	126,985	(281,955)	(929,750)
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	126,985	(281,955)	(929,750)
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	126,985	(281,955)	(929,750)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	1,188,363	910,100	740,371
Services revenue	66,156	66,612	53,703
Net product sales and services revenue	1,254,519	976,712	794,074
License and royalty revenue	17,958	19,152	16,167
Net revenue	1,272,477	995,864	810,241
Cost of net product sales	640,791	510,550	403,098
Cost of services revenue	30,767	26,134	21,016
Cost of net product sales and services revenue	671,558	536,684	424,114
Cost of license and royalty revenue	15,555	12,992	12,494
Cost of net revenue	687,113	549,676	436,608
Gross profit (loss)	585,364	446,188	373,633
Operating expenses:
Research and development	87,930	60,691	43,480
Sales and marketing	293,292	225,195	179,239
General and administrative	189,903	121,568	165,628
Goodwill impairment charge
Operating income (loss)	14,239	38,734	(14,714)
Interest expense, including amortization of original issue discounts and deferred financing costs	(13,080)	(8,734)	(10,430)
Other income (expense), net	34,547	18,857	24,982
Gain on sale of joint venture interest		272,587
Loss from continuing operations before benefit for income taxes	35,706	321,444	(162)
Provision (benefit) for income taxes	24,543	24,822	19,602
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	11,163	296,622	(19,764)
Equity in earnings of subsidiaries, net of tax
Equity earnings (losses) of unconsolidated entities, net of tax	10,952	6,503	8,680
Loss from continuing operations			(11,084)
Income from discontinued operations, net of tax			1,096
Net income (loss)	22,115	303,125	(9,988)
Less: Net income attributable to non-controlling interests	275	233	1,418
Net loss attributable to Alere Inc. and Subsidiaries	21,840	302,892	(11,406)
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	21,840	302,892	(11,406)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net product sales	(143,877)	(127,821)	(111,510)
Services revenue
Net product sales and services revenue	(143,877)	(127,821)	(111,510)
License and royalty revenue	(8,230)	(5,959)	(5,411)
Net revenue	(152,107)	(133,780)	(116,921)
Cost of net product sales	(134,496)	(129,680)	(111,264)
Cost of services revenue	(6,059)
Cost of net product sales and services revenue	(140,555)	(129,680)	(111,264)
Cost of license and royalty revenue	(8,229)	(5,959)	(5,411)
Cost of net revenue	(148,784)	(135,639)	(116,675)
Gross profit (loss)	(3,323)	1,859	(246)
Operating expenses:
Research and development	0	0
Sales and marketing	0	0
General and administrative	0	0
Goodwill impairment charge
Operating income (loss)	(3,323)	1,859	(246)
Interest expense, including amortization of original issue discounts and deferred financing costs	48,414	62,347	82,486
Other income (expense), net	(48,414)	(62,347)	(82,486)
Gain on sale of joint venture interest
Loss from continuing operations before benefit for income taxes	(3,323)	1,859	(246)
Provision (benefit) for income taxes	(955)	(1,956)
Income (loss) from continuing operations before equity earnings of unconsolidated entities, net of tax	(2,368)	3,815	(246)
Equity in earnings of subsidiaries, net of tax	(146,820)	(25,054)	940,121
Equity earnings (losses) of unconsolidated entities, net of tax	88	69	(137)
Loss from continuing operations			939,738
Income from discontinued operations, net of tax
Net income (loss)	(149,100)	(21,170)	939,738
Less: Net income attributable to non-controlling interests
Net loss attributable to Alere Inc. and Subsidiaries	(149,100)	(21,170)	939,738
Preferred stock dividends
Preferred stock repurchase
Net income (loss) available to common stockholders	$ (149,100)	$ (21,170)	$ 939,738